ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Sep. 30, 2025
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of company's subsidiaries and variable interest entities included in continuing operations

As of September 30, 2025, the Company’s subsidiaries and variable interest entities included in continuing operations consisted of the following:

	Date of	Place of	Percentage
	Incorporation	Incorporation	of	Principal
Name	or Establishment	or Establishment	Ownership	Activity
Subsidiaries:
State Harvest Holdings Limited (State Harvest)	October 6, 2004	British Virgin Islands	100%	Investment Holding

OAL SMY Corporation	July 28, 2021	USA	100%	Investment Holding

Origin BioScience Limited (Origin BioScience)	September 10, 2024	British Virgin Islands	100%	Investment Holding

Subsidiary held by Origin BioScience:
State Harvest Holdings Limited (State Harvest Hong Kong)	October 2, 2024	Hong Kong	100%	Nutritional products selling

Beijing Origin State Harvest Biotechnology Limited (Origin Biotechnology)	December 1, 2004	People’s Republic of China (“PRC”)	100%	Hybrid seed technology development

Variable interest entities:
Hainan Aoyu Biotechnology Limited (Hainan Aoyu)	March 2, 2022	PRC	100%	Hybrid crop seed development, production and distribution

Subsidiaries held by Hainan Aoyu:

Aoyu (Sanya) Technology Co., Ltd (Aoyu Sanya)	June 6, 2025	PRC	100%	Hybrid crop seed development, production and distribution

Beijing Origin Agriculture Limited (Origin Agriculture)	August 9, 2024	PRC	100%	Hybrid crop seed development, production and distribution

Subsidiarie held by Origin Agriculture:
Xinjiang Originbo Seed Company Limited (note) (Xinjiang Originbo)	July 13, 2011	PRC	70.52%	Hybrid crop seed development, production and distribution

Xuzhou Origin Agriculture Limited ( Xuzhou Agriculture )	September 25, 2018	PRC	65%	Agricultural seed products distribution

Anhui Origin Agriculture Limited (Anhui Agriculture )	August 19, 2025	PRC	65%	Agricultural seed products distribution

Hubei Origin Agriculture Limited (Hubei Agriculture)	July 29, 2025	PRC	65%	Agricultural seed products distribution

Henan Aoyu Zhongye Limited (note (i)) (Henan Aoyu)	July 16, 2018	PRC	51%	Agricultural seed products distribution

Subsidiaries held by Origin Biotechnology:

Shandong Aoruixinong Agricultural Technology Limited (Shandong Aoruixinong)	September 27, 2019	PRC	51%	Agricultural seed products distribution

Hubei Aoyu Zhongye Limited (Hubei Aoyu)	October 22, 2018	PRC	51%	Agricultural seed products distribution

Anhui Aoyu Zhongye Limited (Anhui Aoyu)	July 25, 2018	PRC	50%	Agricultural seed products distribution

Schedule of variable interest entities

	As of September 30,
	2024	2025	2025
	RMB	RMB	US$
ASSETS
Current assets
Cash and cash equivalents	1,415	15,439	2,173
Accounts receivable, net	1,280	203	29
Advances to suppliers	52,714	20,669	2,909
Inventories	1,343	11,151	1,569
Other current assets	276	441	62
Total current assets	57,028	47,903	6,742
Land use rights, net	3,192	—	—
Plant and equipment, net	28,279	26,970	3,796
Equity investments	144,541	155,836	21,932
Intangible assets, net	—	2,077	292
Other assets	—	1,805	254
Total assets	233,040	234,591	33,016
LIABILITIES
Current liabilities
Short-term borrowings	4,950	7,950	1,119
Accounts payable	6,595	8,882	1,250
Due to related parties	9,894	6,003	845
Advances from customers	46,758	33,381	4,698
Other payables and accrued expenses	11,884	19,401	2,730
Total current liabilities	80,081	75,617	10,642
Other long-term liabilities	5,813	10,490	1,476
Total liabilities	85,894	86,107	12,118

	Years ended
	September 30,
	2023	2024	2025
	RMB’000	RMB’000	RMB’000
Net revenue	53,611	82,356	89,741
Net income (loss)	89,974	(1,554)	(18,817)

	Years ended
	September 30,
	2023	2024	2025
	RMB’000	RMB’000	RMB’000
Net cash generated from operating activities	11,691	5,751	20,589
Net cash used in investing activities	(8,912)	(4,972)	(13,065)
Net cash (used in)/generated from financing activities	(1,587)	(1,506)	6,500
Net increase/(decrease) in cash, cash equivalents and restricted cash	1,192	(727)	14,024